NON-CONTROLLING INTEREST - Cash flow statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CONTROLLING INTEREST
Cash flow from operating activities	€ (2,578)	€ 9,897	€ 280
Cash flow from investing activities	(4,054)	72,019	(7,168)
Cash flow from financing activities	3,959	(83,714)	(3,165)
Effect of foreign exchange rate changes on cash and cash equivalents	755	(824)
SCHMID Technology Guangdong Co., Ltd.
NON-CONTROLLING INTEREST
Cash flow from operating activities	(723)	666	(1,688)
Cash flow from investing activities	(155)	(472)	(502)
Cash flow from financing activities		(21)	(452)
Effect of foreign exchange rate changes on cash and cash equivalents	241	(119)	116
Net increase (decrease) in cash and cash equivalents	€ (636)	€ 55	€ (2,525)